BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Unamortized Debt Issuance Expense	$ 10,091
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	35,000,000	35,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	20,408,616	20,408,616
Common stock, shares outstanding	20,408,616	20,408,616